RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivatives in Cash Flow Hedging Relationships (Details) - Cash Flow Hedges - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Components of OCI related to derivatives
Change in fair value of derivative instruments recognized in OCI (effective portion)	CAD (92)	CAD (118)
Reclassification of gains/(losses) on derivative instruments from AOCI to Net Income (effective portion)	144	(95)
Commodities | Power
Components of OCI related to derivatives
Change in fair value of derivative instruments recognized in OCI (effective portion)	(92)	(128)
Reclassification of gains/(losses) on derivative instruments from AOCI to Net Income (effective portion)	128	(111)
Losses on derivative instruments recognized in Net income (ineffective portion)		(13)
Foreign exchange
Components of OCI related to derivatives
Change in fair value of derivative instruments recognized in OCI (effective portion)		10
Interest rate
Components of OCI related to derivatives
Reclassification of gains/(losses) on derivative instruments from AOCI to Net Income (effective portion)	CAD 16	CAD 16